FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:     /  /   (a)

             or fiscal year ending:   12/31/06 (b)


Is this a transition report? (Y/N)   N


Is this an amendment to a previous filing?  (Y/N)  N


Those items or sub-items with a box "/  /" after the item number should be completed only if the answer has changed from the

previous filing on this form.


1.  A.  Registrant Name:  Adams Street Trust

    B.  File Number:  811-21171

    C.  Telephone Number:  (312) 553-7980


2.  A.  Street:  One North Wacker Drive, Suite 2200

    B.  City:  Chicago         C.  State:  IL

    D.  Zip Code:  60606       Zip Ext.  2823

    E.  Foreign Country:       Foreign Postal Code:


3.  Is this the first filing on this form by Registrant?     N


4.  Is this the last filing on this form by Registrant?     N


5.  Is Registrant a small business investment company (SBIC)? N

    [If answer is "Y" (Yes), complete only items 89-110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)   Y

    [If answer is "Y" (Yes) complete only items 111-133.]


7.  A.  Is Registrant a series or multiple portfolio company?

     Y

    [If answer is "N" (No), go to item 8.]


B.  How many separate series or portfolios did Registrant have

    at the end of the period?    21


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For period ending: 12/31/06

File number 811- 21171


C.  List the name of each series or portfolio and give a

    consecutive number to each series or portfolio starting with the number 1.  USE THIS SAME NUMERICAL DESIGNATION FOR EACH

    SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE

    TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND

    IN ALL SUBSEQUENT FILINGS ON THIS FORM.  THIS INFORMATION IS

    REQUIRED EACH TIME THE FORM IS FILED.


                                                  Is this the

Series                                            last filing

Number            Series Name                   for this series?


1       Adams Street Trust Banc Fund                     N

        VI Series

2       Adams Street Trust Fortress Investment           N

        Fund II LLC Series

3       Adams Street Trust OCM Opportunities             N

        Fund IVb, L.P. Series

4       Adams Street Trust EQT III                       N

        UK No. 2 Limited Partnership Series

5       Adams Street Trust Benchmark Founders            N

        Fund IV, L.P. Series

6       Adams Street Trust The Third Cinven Fund         N

        (No. 5) Limited Partnership Series

7       Adams Street Trust ABS Ventures VI,              N

        L.P. Series

8.      Adams Street Trust VS&A Communications           N

        Parallel Partners III, L.P. Series

9.      Adams Street Trust OCM Opportunities V,          N

        L.P. Series

10.     Adams Street Trust Banc Fund VII,                N

        L.P. Series

11.     Adams Street Trust The Triton Fund 1             N

        (Nos. 1-10), L.P. Series

12.     Adams Street Trust Saints Capital V,             N

        L.P. Series

13.     Adams Street Trust OCM Opportunities VI,         N

        L.P. Series

14.     Adams Street Trust Valdivia LBO Fund I            N

        L.P. Series

15.     Adams Street Trust The South Place Zurich        N

        Partnership 2000 L.P. Series

16.     Adams Street Trust The South Place Zurich        N

        Partnership 2001 L.P. Series

17.     Adams Street Trust The South Place Zurich        N

        Partnership 2002 L.P. Series

18.     Adams Street Trust Gresham III Fund Series       N

19.     Adams Street Trust Fortress Investment Fund IV   N

        Sisterco A-1 L.P. Series

20.     Adams Street Trust MHR Institutional             N

        Partners III, L.P. Series

21.    Adams Street Trust Rosewood Capital III          N

       L.P. Series


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For period ending: 12/31/06

File number 811- 21171


UNIT INVESTMENT TRUSTS


111. A. Depositor Name:  Adams Street Partners, LLC

     B. File Number (If any):  801-58169

     C. City: Chicago  State: IL  Zip Code: 60606 Zip Ext.: 2823

        Foreign Country:    Foreign Postal Code:


112. A. Sponsor Name:  Adams Street Partners, LLC

     B. File Number (If any):  801-58169

     C. City: Chicago  State: IL  Zip Code: 60606 Zip Ext.: 2823

        Foreign Country:    Foreign Postal Code:


113. A. Trustee Name:  JP Morgan Chase

     B. City: Brooklyn    State:  NY   Zip Code: 11245 Zip Ext.:

        Foreign Country:    Foreign Postal Code:


114. A. Principal Underwriter Name:  Not Applicable

     B. File Number: 8- _________________

     C. City: __________ State: _______ Zip Code: ____ Zip Ext.:

        Foreign Country:    Foreign Postal Code:


115. A. Independent Public Accountant Name:  KPMG LLP

     C. City: Chicago  State: IL Zip Code: 60606 Zip Ext.: 2807

        Foreign Country:    Foreign Postal Code:


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For period ending: 12/31/06

File number 811- 21171


116. Family of investment companies information:


     A. Is Registrant part of a family of investment companies?

         N


     B. Identify the family in 10 letters:

        (NOTE:In filing this form, use this identification

        consistently for all investment companies in family.

        This designation is for purposes of this form only.)


117. A. Is Registrant a separate account of an insurance

        company?  N


     If answer is ?Y? (Yes), are any of the following types of

     contracts funded by the Registrant?:


     B. Variable annuity contracts?


     C. Scheduled premium variable life contracts?


     D. Flexible premium variable life contracts?


     E. Other types of insurance products registered under the

        Securities Act of 1933?


118. State the number of series existing at the end of the

     period that had securities registered under the Securities

     Act of 1933   0


119. State the number of new series for which registration

     statements under the Securities Act of 1933 became

     effective during the period   0


120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119

     ($000? s omitted)  0


121. State the number of series for which a current prospectus

     was in existence at the end of the period   0


122. State the number of existing series for which additional units were registered under the Securities Act of 1933

     during the current period   0


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For period ending: 12/31/06

File number 811- 21171


123. State the total value of the additional units considered in answering item 122 ($000?s omitted) $  0


124. State the total value of units of prior series that were placed in  the portfolios of subsequent series during the

     current period (the value of these units is to be measured on the date they were placed in the subsequent series)

     ($000? s omitted) $  0


125. State the total dollar amount of sales loads collected

    (before reallowances to other brokers or dealers) by

     Registrant?s principal underwriter and any underwriter

     which is an affiliated person of the principal underwriter during the current period  solely from the sale of units of all series of Registrant ($000?s omitted) $  0


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market

     operations in Registrant?s units (include the sales loads,

     if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000?s omitted) $  0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based

     upon a percentage of NAV) in each type of security shown,

     the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding

     distributions of realized gains, if any):


                              Number     Total        Total

                                of       Assets       Income

                              Series    ($000?s    Distributions

                             Investing  omitted)($000?s omitted)



A. U.S. Treasury direct issue_______   $________     $_________

B. U.S Government agency     _______   $________     $_________

C. State and municipal tax-

   free                      _______   $________     $_________

D. Public utility debt       _______   $________     $_________

E. Brokers or dealers debt

   or debt of brokers? or

   dealers? parent           _______   $________     $_________

F. All other corporate

   intermed. & long-term

   debt                      _______   $________     $_________

G. All other corporate

   short-term debt           _______   $________     $_________

H. Equity securities of brokers

   or dealers or parents of

   brokers or dealers        _______   $________     $_________

I. Investment company equity

   securities                _______   $________     $_________

J. All other equity

   securities:

   exempt limited partner-

   ship interests               21      $339,157     $    7,618

K. Other securities          _______    $_______     $_________

L. Total assets of all

   series of registrant         21      $339,157     $    7,618


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For period ending: 12/31/06

File number 811- 21171


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by

     an entity other than the issuer? N


     [If the answer is "N" (No), go to item 131.]


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 0


132. List the "811" (Investment Company Act of 1940)

     registration number for all Series of Registrant that are

     being included in this filing:


     811-21171


133. Include the certifications required by rule 30a-2 under the

     Investment Company Act (17 CRF 270.30a-2).  Not required


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For period ending: 12/31/06

File number 811- 21171


Signature Page


This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Chicago  State of:  Illinois  Date:  February 23, 2007


Name of Registrant, Depositor, or Trustee:


/s/ Michael J. Jacobs

By:    Michael J. Jacobs

Title: Partner


Witness:

/s/Valencia B. Redding

(Name and Title)

By:    Valencia B. Redding

Title: Partner